Derivative Financial Instruments and Hedge Accounting (Details 2) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	$ 377,131,597	$ 241,467,084	$ 177,224,139
More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	84,086,430		35,372,847
More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	236,978,332		110,235,375
Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	56,066,835		31,615,917
Fair Value Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,174,436	9,745,718	7,795,629
Fair Value Hedges [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	14,628,050	7,983,106	6,078,473
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,546,386	1,762,612	1,717,156
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	254,685	449,730
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		172,072
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,728	3,779
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	186,843	174,440
Fair Value Hedges [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,363,370	5,128,163	4,382,487
Fair Value Hedges [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,192,695	486,013	137,985
Fair Value Hedges [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	289,369	524,859
Fair Value Hedges [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	650,000
Fair Value Hedges [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,834,450	2,806,662
Fair Value Hedges [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		2,806,662
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			790,286
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			784,104
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			70,938
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			4,738
Fair Value Hedges [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			129,539
Fair Value Hedges [Member] | Loans And Accounts Receivable From Customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			1,495,552
Fair Value Hedges [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,970,240	1,848,509	878,686
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,270,992	1,276,909	715,701
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	699,248	571,600	162,985
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	651,681	708,624	25,000
Fair Value Hedges [Member] | Due Within 1 Year [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	685,259	486,013	137,985
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	633,300	653,872
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		653,872
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			128,289
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable From Customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			587,412
Fair Value Hedges [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,229,726	1,578,840	1,994,389
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,774,647	1,228,840	1,813,221
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	455,079	350,000	181,168
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		3,779
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	149,474
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,253,892	1,298,471	670,488
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	225,515
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	50,000
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,545,240	276,590
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		276,590
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			443,357
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			762,727
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			6,169
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			4,738
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable From Customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			106,910
Fair Value Hedges [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,751,437	3,144,709	2,440,933
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,791,437	2,794,709	1,512,238
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	960,000	350,000	928,695
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	254,685	449,730
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,728
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,133,698	1,117,779	1,399,686
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	281,921
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	289,369	304,818
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	600,000
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,189,036	1,272,382
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		1,272,382
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			218,640
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			21,377
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable From Customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			801,230
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,181,594		878,686
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	863,984		715,701
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	317,610		162,985
Fair Value Hedges [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	15,204,196		6,916,943
Fair Value Hedges [Member] | More Than 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,357,058		5,362,772
Fair Value Hedges [Member] | More Than 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,847,138		1,554,171
Fair Value Hedges [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,223,033	3,173,660	2,481,621
Fair Value Hedges [Member] | Over 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,790,974	2,682,648	2,037,313
Fair Value Hedges [Member] | Over 6 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	432,059	491,012	444,308
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		172,072
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	37,369	174,440
Fair Value Hedges [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,324,099	2,003,289	2,287,313
Fair Value Hedges [Member] | Over 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		220,041
Fair Value Hedges [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,466,874	603,818
Fair Value Hedges [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		603,818
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Central bank bonds (BCP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Yankee bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			64,769
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Treasury bonds (BTP) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			129,539
Fair Value Hedges [Member] | Over 6 years [Member] | Loans And Accounts Receivable From Customers [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	788,646
Fair Value Hedges [Member] | Up To 3 Months [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	407,008
Fair Value Hedges [Member] | Up To 3 Months [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	381,638
Cash Flow Hedge [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	16,939,379	13,456,422	9,751,673
Cash Flow Hedge [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	15,053,362	13,082,521	8,731,598
Cash Flow Hedge [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,886,017	373,901	1,020,075
Cash Flow Hedge [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	969,374	1,764,348	1,322,362
Cash Flow Hedge [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,722,163	1,658,733	888,077
Cash Flow Hedge [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,722,163	666,823	1,070,524
Cash Flow Hedge [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		166,628
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	82,727	246,306
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		109,585
Cash Flow Hedge [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,972,447	8,843,999
Cash Flow Hedge [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			242,819
Cash Flow Hedge [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			157,862
Cash Flow Hedge [Member] | Loans And Accounts Receivable From Customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			644,608
Cash Flow Hedge [Member] | Loans And Accounts Receivable From Customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			5,425,421
Cash Flow Hedge [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	5,322,890	4,265,212	3,079,107
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,205,129	3,891,311	2,059,032
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,117,761	373,901	1,020,075
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	826,442	1,764,348	919,448
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	803,596	500,583	241,183
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	358,118		120,520
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		109,585
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,334,734	1,890,696
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable From Customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			644,608
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans And Accounts Receivable From Customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			1,153,348
Cash Flow Hedge [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,497,630	2,473,962	2,130,105
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,497,630	2,473,962	2,130,105
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,152,461	601,639	224,401
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,152,461		302,454
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		166,628
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	82,727	246,306
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,995,156	1,459,389
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			242,819
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			25,290
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable From Customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans And Accounts Receivable From Customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			1,335,141
Cash Flow Hedge [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,686,405	3,746,437	1,755,144
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,918,149	3,746,437	1,755,144
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	768,256
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	142,932		402,914
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,696,595	52,790	121,619
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	341,283	666,823	647,550
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,505,595	3,026,824
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable From Customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans And Accounts Receivable From Customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			583,061
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,956,878		1,856,586
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,938,222		1,637,604
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,018,656		218,982
Cash Flow Hedge [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	11,616,489		6,672,566
Cash Flow Hedge [Member] | More Than 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	10,848,233		6,672,566
Cash Flow Hedge [Member] | More Than 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	768,256
Cash Flow Hedge [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,332,454	2,970,811	2,787,317
Cash Flow Hedge [Member] | Over 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,432,454	2,970,811	2,787,317
Cash Flow Hedge [Member] | Over 6 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,069,511	503,721	300,874
Cash Flow Hedge [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,069,511
Cash Flow Hedge [Member] | Over 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans And Accounts Receivable At Amortised Cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,136,962	$ 2,467,090
Cash Flow Hedge [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Available For Sale Investments [Member] | Yankee bond [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			132,572
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans And Accounts Receivable From Customers [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans And Accounts Receivable From Customers [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount			2,353,871
Cash Flow Hedge [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,366,012		1,222,521
Cash Flow Hedge [Member] | Up To 3 Months [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,266,907		421,428
Cash Flow Hedge [Member] | Up To 3 Months [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	99,105		801,093
Trading Derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	343,017,782		159,676,837
Trading Derivatives [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	141,390,865		57,578,156
Trading Derivatives [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	54,660,752		31,747,403
Trading Derivatives [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	146,680,442		69,802,132
Trading Derivatives [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	146,787		277,338
Trading Derivatives [Member] | Call interest rate options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	138,936		271,808
Trading Derivatives [Member] | Other derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	79,947,958		32,637,575
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	20,457,463		7,503,144
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	18,508,702		10,679,327
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	40,892,909		14,389,389
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	47,012		37,099
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Call interest rate options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	41,872		28,616
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member] | Other derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	210,157,647		96,645,866
Trading Derivatives [Member] | More Than 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	113,206,678		47,111,371
Trading Derivatives [Member] | More Than 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,679,464		3,091,393
Trading Derivatives [Member] | More Than 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	89,109,046		46,342,779
Trading Derivatives [Member] | More Than 1 Year [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	81,804		49,853
Trading Derivatives [Member] | More Than 1 Year [Member] | Call interest rate options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | More Than 1 Year [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	80,655		50,470
Trading Derivatives [Member] | More Than 1 Year [Member] | Other derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	52,912,177		30,393,396
Trading Derivatives [Member] | Up To 3 Months [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,726,724		2,963,641
Trading Derivatives [Member] | Up To 3 Months [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	28,472,586		17,976,683
Trading Derivatives [Member] | Up To 3 Months [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	16,678,487		9,069,964
Trading Derivatives [Member] | Up To 3 Months [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,971		190,386
Trading Derivatives [Member] | Up To 3 Months [Member] | Call interest rate options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Up To 3 Months [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 16,409		192,722
Trading Derivatives [Member] | Up To 3 Months [Member] | Other derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount